Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
11. Accounts payable and accrued liabilities:

	December 31,
	2025	2024
Trade accounts payable	$11,147	$11,397
Accrued payroll	2,704	2,555
Taxes payable	3,533	3,813
Deferred revenue	471	533
Due to related parties (note 15)	$78	$1,137
	$17,933	$19,435
During the year ended December 31, 2025, the Company recognized $62 of contract liabilities which were included in the deferred revenue balance as at the December 31, 2024 as revenue in the consolidated statement of operations and comprehensive loss (December 31, 2024 - $4; December 31, 2023 - $900).